Financial liabilities - Schedule of Changes in Financial Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Changes In Financial Liabilities
Royalty Financing - Short term	€ 32,065	€ 4,309
EIB loan – Long term	74,546	91,010
Royalty Financing - Long term	106,611	95,320
Lease liabilities
Disclosure Of Changes In Financial Liabilities
Royalty Financing - Short term	1,232	1,210
EIB loan – Long term	1,267	1,889
Conditional advances
Disclosure Of Changes In Financial Liabilities
Royalty Financing - Short term	573	804
EIB loan – Long term	100	136
PGE loans | Long-term borrowings
Disclosure Of Changes In Financial Liabilities
Royalty Financing - Short term	314	1,571
HCR Royalty Financing
Disclosure Of Changes In Financial Liabilities
Royalty Financing - Short term	29,182
EIB loan – Long term	23,222
HCR Royalty Financing | Long-term borrowings
Disclosure Of Changes In Financial Liabilities
Royalty Financing - Short term	765	725
EIB loan – Long term	49,958	47,717
Royalty Financing | Long-term borrowings
Disclosure Of Changes In Financial Liabilities
Royalty Financing - Short term	29,182	0
EIB loan – Long term	€ 23,222	€ 41,269